Share-based payments - Summary of Employee Share Options (Detail)	6 Months Ended
Jun. 30, 2022 shares $ / shares
Performance Based Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price, Outstanding at January 1, | $ / shares	$ 10.08
SARs granted | $ / shares	0
SARs forfeited | $ / shares	0
Weighted average exercise price, Outstanding at June 30 | $ / shares	10.08
SARs exercisable | $ / shares	$ 0
Number of share options, outstanding at January 1, | shares	3,696,000
SARs granted | shares	0
SARs forfeited | shares	0
Number of share options, outstanding at June 30, | shares	3,696,000
SARs exercisable | shares	0
Weighted average remaining contract life (years)	8 years 5 months 26 days
Additional Grants Under 2020 Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price, Outstanding at January 1, | $ / shares	$ 10.57
SARs forfeited | $ / shares	10.62
SARs exercised | $ / shares	0
SARs expired | $ / shares	9.97
Weighted average exercise price, Outstanding at June 30 | $ / shares	10.22
SARs exercisable | $ / shares	$ 9.97
Number of share options, outstanding at January 1, | shares	3,725,619
SARs forfeited | shares	51,582
SARs exercised | shares	0
SARs expired | shares	1,189
Number of share options, outstanding at June 30, | shares	4,301,756
SARs exercisable | shares	802,615
Weighted average remaining contract life (years)	9 years 1 month 24 days
Additional Grants Under 2020 Plan [Member] | Granted On March 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
SARs granted | $ / shares	$ 7.94
SARs granted | shares	104,963
Additional Grants Under 2020 Plan [Member] | Granted On June 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
SARs granted | $ / shares	$ 8.25
SARs granted | shares	523,945
Converted Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price, Outstanding at January 1, | $ / shares	$ 2.64
SARs forfeited | $ / shares	1.35
SARs exercised | $ / shares	1.43
SARs expired | $ / shares	1.34
Weighted average exercise price, Outstanding at June 30 | $ / shares	2.66
SARs exercisable | $ / shares	$ 2.64
Number of share options, outstanding at January 1, | shares	566,311
SARs forfeited | shares	7,738
SARs exercised | shares	1,222
SARs expired | shares	227
Number of share options, outstanding at June 30, | shares	557,124
SARs exercisable | shares	328,859
Weighted average remaining contract life (years)	5 years 6 months 3 days
Matching Stock Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price, Outstanding at January 1, | $ / shares	$ 10
SARs forfeited | $ / shares	0
SARs exercised | $ / shares	0
SARs expired | $ / shares	10
Weighted average exercise price, Outstanding at June 30 | $ / shares	10
SARs exercisable | $ / shares	$ 10
Number of share options, outstanding at January 1, | shares	1,406,468
SARs forfeited | shares	0
SARs exercised | shares	0
SARs expired | shares	1,638
Number of share options, outstanding at June 30, | shares	1,404,830
SARs exercisable | shares	1,404,830
Weighted average remaining contract life (years)	8 years 3 days